REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS	12 Months Ended
Sep. 30, 2015
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

5.REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

Real estate acquired in settlement of loans at September 30, 2015 and 2014 is summarized as follows:

	2015	2014

Residential real estate	$820,166	$3,822,042
Commercial real estate	4,407,197	2,721,641

	5,227,363	6,543,683
Less valuation allowance	(76,700)	(741,429)

Total	$5,150,663	$5,802,254

Activity in the valuation allowance for real estate acquired in settlement of loans for the years ended September 30, 2015, 2014 and 2013 is summarized as follows:

	2015	2014	2013

Balance, beginning of year	$741,429	$1,837,800	$4,706,775
Provison (recovery) charged to non-interest expense	224,100	(344,859)	1,770,126
Sale deficiencies charged to valuation allowance at time of sale	(888,829)	(751,512)	(4,639,101)

Balance, end of year	$76,700	$741,429	$1,837,800